CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net income / (loss)	$ 7,539	$ (706)
Adjustments to reconcile net income/(loss) to cash provided by operating activities
Depreciation and amortization of deferred charges	22,839	22,106
Amortization of debt issuance costs (Note 11)	1,073	1,253
Compensation cost on restricted stock (Note 10(h))	5,270	5,007
(Gain)/loss on derivative instruments (Note 7)	227	(361)
Gain on sale of vessels (Note 5)	(1,500)	(1,572)
(Gain)/loss on related party investments (Note 4)	(2,482)	1,351
Loss from equity method investments, net of dividend (Note 3)	767	231
Loss on equity securities (Note 4(b))	403	400
(Gain)/loss on warrants (Note 10(g))	(515)	6,773
(Increase) / Decrease
Accounts receivable, trade	1,464	(1,408)
Due from related parties	96	164
Inventories	(140)	341
Prepaid expenses and other assets	(2,471)	(43)
Investments in equity securities	0	20,329
Increase / (Decrease)
Accounts payable	2,002	508
Due to related parties	(25)	(540)
Accrued liabilities	(1,945)	(2,139)
Deferred revenue	(162)	(416)
Other non-current liabilities	139	19
Drydock cost	(6,744)	(2,114)
Net Cash Provided by Operating Activities	25,835	49,183
Cash Flows from Investing Activities:
Payments for vessels under construction and vessel improvements (note 5)	(727)	(16,702)
Proceeds from sale of vessels, net of expenses (Note 5)	11,535	12,504
Return of capital from equity method investment (Note 3)	3,505	0
Payments to acquire investments (Note 3 and 4 (b))	(40,295)	(26,671)
Time deposit placements	(20,000)	0
Time deposit maturities	17,500	20,000
Payments to acquire property, furniture and fixtures (Note 6))	(851)	(2,755)
Net Cash Provided Used In Investing Activities	(29,333)	(13,624)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock, net of fees (Note 10(g))	69	14,681
Payments of dividends, preferred stock (Note 10(b))	(2,884)	(2,884)
Payments of dividends, common stock (Note 10(f))	(2,316)	(18,368)
Payments for repurchase of common stock	(23,048)	0
Repayments of long-term debt and finance liabilities (Notes 7 and 8)	(28,391)	(30,539)
Net Cash Used In Financing Activities	(56,570)	(37,110)
Cash, Cash Equivalents and Restricted Cash, Period Increase/(Decrease)	(60,068)	(1,551)
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	143,666	121,592
Cash, Cash Equivalents and Restricted Cash, Ending Balance	83,598	120,041
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	65,098	100,541
Restricted cash, non-current	18,500	19,500
Cash, Cash Equivalents and Restricted Cash, Total	83,598	120,041
SUPPLEMENTAL CASH FLOW INFORMATION
Stock issued in noncash financing activities	0	13,111
Interest paid, net of amounts capitalized	$ 21,246	$ 22,677